Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2023	Mar. 31, 2023
Current assets
Cash and cash equivalents	$ 3,445	$ 10,545
Prepaid expenses and other receivables	2,393	2,689
Convertible note receivable	429	442
Total current assets	6,267	13,676
Non-current assets
Investment in associate	716	806
Investment in public company	2,568	2,087
In-process research and development	81,683	81,683
Deferred commitment fee	839	839
Right to use asset	278
Other assets, including equipment, net	49	38
Total non-current assets	86,133	85,453
Total assets	92,400	99,129
Current liabilities
Accounts payable and accrued liabilities	3,087	1,865
Lease liability - current, including interest	49
Total current liabilities	3,136	1,865
Non-current liabilities
Lease liability - non-current	237
Deferred tax liability	9,501	10,564
Deferred purchase price payable - Tarus	7,949	7,179
Deferred obligation - iOx milestone	4,580	4,126
Total non-current liabilities	22,267	21,869
Total liabilities	25,403	23,734
Shareholders’ Equity
Capital stock	219,494	218,782
Stock option reserve	22,716	21,204
Accumulated other comprehensive loss	(3,856)	(4,325)
Accumulated deficit	(170,693)	(159,616)
Total equity attributable to owners of the Company	67,661	76,045
Non-controlling interest	(664)	(650)
Total equity	66,997	75,395
Total liabilities and equity	92,400	99,129
Commitments and Contingent Liabilities (Note 15)